Prepayments, Deposits and Other Assets, net (Details) - Schedule of prepayments, deposits and other assets, net - USD ($)	Dec. 31, 2020		Dec. 31, 2019
Schedule of prepayments, deposits and other assets, net [Abstract]
Security deposits	$ 385,607	[1]	$ 755,886
Advances to suppliers	1,508,022		31,449
Advances to employees	215,735		18,159
Prepaid expense	293,573		377,501
Others	288,464		158,554
Prepayments, deposits and other assets, net	2,691,401		1,341,549
Less: Long term portion	(385,607)		(759,397)
Allowance for doubtful accounts	(306,513)		(31,139)
Prepayments, deposits and other assets – current portion	$ 1,999,281		$ 551,013

[1]	Security deposits represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.